(Loss) Earnings Per Share - Additional Information (Details) - shares shares in Millions	3 Months Ended			6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Mar. 31, 2020	Jun. 30, 2021	Jun. 30, 2020
Restricted Stock Units
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	0.3	0.0		0.3	0.0
Share-based Payment Arrangement [Member] | Common Class A [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	0.6		0.2	0.6	0.2